LEASES - Operating and finance leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Operating leases:
Operating lease liabilities - current	¥ 118,359		¥ 145,663
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating and Finance Lease, Liability, Current	Operating and Finance Lease, Liability, Current	Operating and Finance Lease, Liability, Current
Operating lease liabilities - non-current	¥ 190,330		¥ 330,740
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating and Finance Lease, Liability, Noncurrent	Operating and Finance Lease, Liability, Noncurrent	Operating and Finance Lease, Liability, Noncurrent
Total operating lease liabilities	¥ 308,689		¥ 476,403
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Operating and Finance Lease, Liability, Current, Operating and Finance Lease, Liability, Noncurrent	Operating and Finance Lease, Liability, Current, Operating and Finance Lease, Liability, Noncurrent	Operating and Finance Lease, Liability, Current, Operating and Finance Lease, Liability, Noncurrent
Operating lease right-of-use assets, net	¥ 257,627		¥ 448,555
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total right-of use assets, net	Total right-of use assets, net	Total right-of use assets, net
Financing leases:
Financing lease liabilities - current	¥ 5
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Operating and Finance Lease, Liability, Current	Operating and Finance Lease, Liability, Current
Financing lease liabilities - non-current	¥ 3,360,268
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Operating and Finance Lease, Liability, Noncurrent	Operating and Finance Lease, Liability, Noncurrent
Total financing lease liabilities	¥ 3,360,273
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Operating and Finance Lease, Liability, Current, Operating and Finance Lease, Liability, Noncurrent	Operating and Finance Lease, Liability, Current, Operating and Finance Lease, Liability, Noncurrent
Financing lease right-of-use assets, net	¥ 3,360,273
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Total right-of use assets, net	Total right-of use assets, net
Total right-of use assets, net	¥ 3,617,900	$ 517,353	¥ 448,555